Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 6,946,699	$ 278,731
Receivable from government authorities	4,523	201
Input tax credits and prepaid tax	1,024,106	697,214
Current contract costs	1,627,431
Other current assets	10,437,492	25,971
Total	$ 20,040,251	$ 1,002,117